KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 136.3%
Equity Investments(1) — 134.7%
Midstream Company(2) — 48.2%
DCP Midstream, LP — Series A Preferred Units(3)(4)	1,785	$1,723
Enbridge Inc.(5)	348	13,678
Energy Transfer LP(3)	2,632	24,475
EnLink Midstream Partners, LP, — Series C Preferred Units(6)	6,005	4,507
Enterprise Products Partners L.P.(3)	755	16,795
Enterprise Products Partners L.P. — Convertible Preferred Units(3)(7)(8)(9)	18	19,457
Magellan Midstream Partners, L.P.(3)	179	8,789
MPLX LP (3)	891	25,041
ONEOK, Inc.	269	14,142
Pembina Pipeline Corporation(5)	468	14,238
Phillips 66 Partners LP(3)	35	1,241
Plains GP Holdings, L.P.(10)(11)	922	8,996
Plains GP Holdings, L.P. — Plains AAP, L.P.(7)(10)(11)(12)	690	6,730
Rattler Midstream LP(10)	424	4,620
Targa Resources Corp.(13)	794	34,891

		199,323

Renewable Infrastructure Company(2)(14) — 29.6%
Atlantica Sustainable Infrastructure plc(5)	479	18,003
Brookfield Renewable Partners L.P.(5)	412	16,699
Brookfield Renewable Corporation — Class A(5)	202	8,831
Clearway Energy, Inc. — Class A	231	6,858
Clearway Energy, Inc. — Class C	137	4,304
Corporacion Acciona Energias Renovables, S.A.(5)(15)	175	6,257
EDP Renováveis, S.A.(5)	61	1,630
Enviva Partners, LP(3)(16)	231	12,489
Innergex Renewable Energy Inc.(5)	460	7,331
NextEra Energy Partners, LP	244	19,503
Northland Power Inc.(5)	308	10,183
Orsted A/S(5)	32	5,024
Polaris Infrastructure Inc.(5)	63	926
Terna Energy S.A.(5)	309	4,420

		122,458

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2) — 29.3%
AB Ignitis Grupe(5)(14)	94	$2,753
Algonquin Power & Utilities Corp.(5)(14)	437	6,787
Algonquin Power & Utilities Corp. — Convertible Preferred Units(5)(14)(17)	93	4,696
Avangrid, Inc.(14)	99	5,388
Dominion Energy, Inc.(14)	87	6,795
Duke Energy Corporation(14)	86	9,032
EDP — Energias de Portugal, S.A.(5)(14)	1,352	7,425
Enel — Società per Azioni(5)(14)	837	7,621
Engie SA(5)(14)	225	3,224
Evergy, Inc.(14)	56	3,861
Eversource Energy	80	7,240
Iberdrola, S.A.(5)(14)	249	3,083
NextEra Energy, Inc.(14)	156	13,136
RWE AG(5)(14)	51	2,003
Sempra Energy(14)	61	8,021
SSE plc(5)(14)	283	6,358
The AES Corporation(14)	157	3,736
The AES Corporation — Convertible Preferred Shares(14)(18)	50	4,964
TransAlta Corporation(5)(14)	824	8,072
Xcel Energy Inc.(14)	106	7,281

		121,476

Natural Gas & LNG Infrastructure Company(2)(14) — 25.9%
Cheniere Energy, Inc.(13)(19)	294	25,687
Cheniere Energy Partners, L.P.(3)	160	6,545
DT Midstream, Inc.	254	11,785
Equitrans Midstream Corporation	163	1,421
Kinder Morgan, Inc.	858	13,966
TC Energy Corporation(5)	438	20,810
The Williams Companies, Inc.	1,101	27,176

		107,390

Other Energy Company(2) — 1.7%
Phillips 66	98	6,953

Total Equity Investments (Cost — $515,613)		557,600

	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 1.6%
Midstream Company(2) — 1.6%
Buckeye Partners, L.P. (Cost — $5,728)	6.375%	1/22/78	$7,301	6,644

Total Long-Term Investments — 136.3% (Cost — $521,341)				564,244

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Notional Amount(20)	Value
Liabilities
Call Option Contracts Written(19)
Midstream Company(2)
Targa Resources Corp.	$45.00	9/17/21	250	$1,098	$(25)
Targa Resources Corp.	46.00	9/17/21	500	2,196	(33)
Targa Resources Corp.	48.00	10/15/21	1,000	4,392	(80)

					(138)

Natural Gas & LNG Infrastructure Company(2)
Cheniere Energy, Inc.	92.50	9/17/21	350	3,061	(14)
Cheniere Energy, Inc.	97.50	10/15/21	150	1,312	(10)

					(24)

Total Call Option Contracts Written (Premiums Received — $210)					(162)

Debt					(112,515)
Mandatory Redeemable Preferred Stock at Liquidation Value					(41,491)
Other Assets in Excess of Other Liabilities					3,844

Net Assets Applicable to Common Stockholders					$413,920

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to the Glossary of Key Terms for the definitions.

(3)

Securities are treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. The Fund had 20.5% of its total assets invested in qualified publicly-traded partnerships at August 31, 2021. It is the Fund’s intention to be treated as a RIC for tax purposes.

(4)

Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.375% per annum through December 15, 2022. On and after December 15, 2022, distributions on the Series A Preferred Units will be payable at a rate equal to the three-month LIBOR plus 5.148% per annum.

(5)	Foreign security.

(6)

Series C Preferred Units are cumulative redeemable perpetual units. Distributions on the Series C Preferred Units are payable at a rate of 6.0% per annum through December 15, 2022. On and after December 15, 2022, the rate will be based on three-month LIBOR, determined quarterly, plus 4.11%.

(7)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2021, the aggregate value of restricted securities held by the Fund was $26,187 (4.6% of total assets), which included $6,730 of Level 2 securities and $19,457 of Level 3 securities. See Note 7 — Restricted Securities.

(8)	Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(9)	The Enterprise Products Partners, L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of the EPD’s common units at such time.

(10)	This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for RIC qualification purposes.

(11)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(12)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2021, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(13)	Security or a portion thereof is segregated as collateral on option contracts written.

(14)

For the purposes of the Fund’s investment policies, it considers NextGen companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes we include Renewable Infrastructure Companies, Natural Gas & LNG Infrastructure Companies and certain Utility Companies.

(15)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(16)

On October 15, 2021, Enviva Partners, LP announced its intention to convert from a master limited partnership to a corporation to be named Enviva Inc. The conversion is expected to take effect as of December 31, 2021.

(17)

The Algonquin Power & Utilities Corp. Convertible Preferred Units (“AQNU”) consists of a 1/20, or 5%, undivided beneficial interest in a $1,000 principal amount remarketable senior note of Algonquin Power & Utilities Corp. (“AQN”) due June 15, 2026, and a contract to purchase AQN common shares on June 15, 2024 based on a reference price determined by the volume-weighted average AQN common share price over the preceding 20 day trading period. AQNU pays quarterly distributions at a rate of 7.75% per annum.

(18)

The AES Corporation Convertible Preferred Stock is comprised of a purchase contract and a 1/10, or 10%, undivided beneficial ownership interest in one share of 0% Series A Cumulative Perpetual Convertible Preferred Stock, without par value, with a liquidation preference of $1,000 per share (“Series A Preferred Stock”). The purchase contract obligates holders to purchase on February 15, 2024, for a price of $100, a number of newly issued shares of the company’s common stock. The purchase contracts pay quarterly contract adjustment payments at a rate of 6.875% per annum on the stated amount of $100 per purchase contract. Prior to February 15, 2024, the Series A Preferred Stock may be converted at the option of the holder only under limited circumstances in connection with a fundamental change. On and after February 15, 2024, the Series A Preferred Stock may be converted freely at the option of the holder. The conversion rate is initially 31.5428 shares of common stock per one share of Series A Preferred Stock.

(19)	Security is non-income producing.

(20)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2021.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

At August 31, 2021, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	68.1%
Canada	19.9%
Europe/U.K.	12.0%

Schedule of Outstanding Forward Currency Contracts

Settlement Date(1)	Currency to be delivered		Value (USD)	Currency to be received		Value (USD)	Unrealized Appreciation (Depreciation)(2)
11/30/2021	26,493	EUR	$31,345	31,593	USD	$31,593	$248
11/30/2021	30,793	CAD	24,412	24,874	USD	24,874	462
11/30/2021	4,070	GBP	5,597	5,655	USD	5,655	58
11/30/2021	25,245	DKK	4,015	4,047	USD	4,047	32

Total Forward Currency Contracts			$65,369			$66,169	$800

CAD – Canadian Dollar

DKK – Danish Krone

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

(1)	Bannockburn Global Forex, LLC is the counterparty for all outstanding forward currency contracts held by the Fund as of August 31, 2021.

(2)	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

See accompanying notes to financial statements.